Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]

16.     INCOME TAXES

The income taxes recognized in profit or loss are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax benefit (expense)	1,567	(1,026)
Total income tax benefit (expense)	$1,567	$(1,026)

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	December 31,	December 31,
	2021	2020
Income (Loss) for the year before income taxes	$4,458	$(6,071)
Statutory tax rate	27%	27%
Recovery of income taxes computed at statutory rates	(1,204)	1,639
Share based payments	(1,149)	(843)
Mexican inflationary adjustments	800	(699)
Differing effective tax rate on loss in foreign jurisdiction	(430)	(34)
Equity accounted earnings from Investment in Juanicipio	4,944	-
Withholding tax on planned foreign earnings repatriation	(792)	-
Unrecognized deferred tax assets	941	1,120
Impact of foreign exchange and other	(1,542)	(2,209)
Total income tax benefit (expense)	$1,567	$(1,026)

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred income tax assets
Exploration and evaluation assets	$806	$828
Non-capital losses	4,618	2,070
	$5,424	$2,898

Deferred income tax liablities
Property and equipment	$(519)	$(219)
Investment in associate	(7,304)	(5,870)
Investments	(158)	(1,530)
	$(7,981)	$(7,619)

Net deferred income tax liability	$(2,557)	$(4,721)

The Company's  movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2021	2020
At January 1	$(4,721)	$(1,982)
Deferred income tax (expense) benefit through income statement	1,567	(1,026)
Deferred income tax (expense) benefit through OCI	597	(1,713)
At December 31	$(2,557)	$(4,721)

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2021	expiry dates	2020
Non-capital losses	$95,341	2022-2041	$93,602
Exploration and evaluation assets	4,796	no expiry	7,171
Financing fees	4,912	2042 - 2045	3,453
Other	1,622	no expiry	7,490
Total	$106,671		$111,716

At December 31, 2021, the Company has non-capital loss carry forwards in Canada aggregating $49,322 ( December 31, 2020: $49,947) which expire over the period between 2027 to 2041, available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of $nil ( December 31, 2020: $943) which are available only to offset future capital gains for Canadian tax purposes and may be carried forward indefinitely.

At December 31, 2021, the Company has tax loss carry forwards in Mexico aggregating $59,552 ( December 31, 2020: $49,837) which expire over the period 2022 to 2031, available to offset future taxable income in Mexico.

At December 31, 2021, the Company has $58 ( December 31, 2020: $33) included in cash that is held by foreign subsidiaries, and hence not available to fund domestic operations unless the funds were repatriated. There are no taxes payable on the funds should the Company choose to repatriate them, however, the Company does not intend to repatriate these funds in the next year.